Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventory

This reclassification was identified as part of the purchase price allocation and 2025 audit procedures.

	2025	2024
	€’000	€’000
LPG distribution materials and consumables (QIND / Al Shola)	171	1,191
	171	1,191